Land Use Rights (Tables)	12 Months Ended
Jun. 30, 2017
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	2017	2016

Land use rights	$2,497,728	$2,551,395
Less: Accumulated amortization	(465,181)	(425,730)
Land use rights - net	$2,032,547	$2,125,665

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the years ended June 30, 2017, 2016 and 2015 were $48,406, $67,131 and $79,353, respectively.

Twelve months ending June 30,
2018	$48,406
2019	48,406
2020	48,406
2021	48,406
2022	48,406
Thereafter	1,790,517
Total	$2,032,547